Loans Receivable, Net	12 Months Ended
Dec. 31, 2013
Loans Receivable, Net

8. Loans Receivable, Net

There was no loans receivable as of December 31, 2012. Loans receivable as of December 31, 2013 consist of the following:

$
Loans receivable:
-Within credit term	15,519,434
-Past due	—

Total loans receivable	15,519,434
Allowance for loan losses	(155,194)

Loans receivable, net	15,364,240

The loan interest rate ranging between 10.14%-14.60% for the year ended December 31, 2013. All loans are short-term loans and secured by collateral.

The following table presents the activity in the allowance for loan losses as of and for the year ended December 31, 2013.

Year Ended December 31, 2013
$
Beginning of the year	—
Provisions	155,194
Charge-off	—

End of the year	155,194